Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCK - 2.1%
4,916	Acorns (a)(b)(c)	$14,011
88,148	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	255,481
16,000	DataRobot, Inc. (a)(b)(c)	36,480
271,800	MASV, Inc. (a)(b)(c)	587,754
6,000	Nuro, Inc. (a)(b)(c)	33,060
1,573	Volato Group, Inc, Class A Shares (c)	2,029

	TOTAL COMMON STOCK - (Cost $654,346)	928,815

Shares
	PREFERRED STOCK - 32.5%
309,981	1Fort Inc. - Series Seed 5 (a)(b)(c)	414,879
37,358	1Fort Inc. - Series Seed (a)(b)(c)	50,000
30,552	Abre.io, Inc. (a)(b)(c)	427,720
388,198	Acricycle Global, Inc. (a)(b)(c)	39
29,396	Angler Labs (a)(b)(c)	1
500,000	Athlyt, Inc. (a)(b)(c)	125,000
325,610	Base Social Inc. - Preferred 1 (SAFE Conversion) (a)(b)(c)	504,757
32,254	Base Social Inc. - Series Seed-4 (a)(b)(c)	50,000
118,441	LaSalle Tools, Inc. dba Character (a)(b)(c)	112,500
645,776	Claira Technologies, Inc. - Seed Series (a)(b)(c)	174,997
831,202	Claira Technologies, Inc. - Pre-Seed Series (a)(b)(c)	225,256
6,718	Live Cyber Holdings dba Cloud Range (a)(b)(c)	138,481
4,807	Live Cyber Holdings, Inc (a)(b)(c)	99,089
889	Live Cyber Holdings, Inc - Series A (a)(b)(c)	18,325
20,091	Cloverleaf.me, Inc. - Seed Series (a)(b)(c)	90,788
36,430	Cloverleaf.me, Inc. - Series A (a)(b)(c)	164,622
41,263	Cloverleaf.me, Inc. - Pre-Seed Series (a)(b)(c)	186,461
14,481	Cloverleaf.me, Inc. - Series A Extension (a)(b)(c)	65,438
104,675	Colorcast, Inc. - Seed Series (a)(b)(c)	303,381
90,961	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	263,634
337,809	Eighty-Six, Inc. (a)(b)(c)	153,706
215,238	Elate, Inc. (a)(b)(c)	163,129
37,866	EVAMORE, INC. (a)(b)(c)	356,932
276,304	Fireroad Holdings Inc. (a)(b)(c)	250,000
26,692	Free Brands, Inc./Freedom (a)(b)(c)	75,000
5,502	EquityZen Growth Technology Fund (a)(b)(c)	77,884
152,905	Gestalt Tech Corp. (a)(b)(c)	129,312
4,384	Made With Love Wellness, Inc. (Good Mylk) (a)(b)(c)	103,550
30,830	GoSite - Series A (a)(b)(c)	-
56,023	GoSite - Seed Series (a)(b)(c)	-
294,218	DayZero, Inc. dba Haekka (a)(b)(c)	181,481
39,453	HANDLE (a)(b)(c)	49,999
58,657	UBQ AI, Corp (Harmony) (a)(b)(c)	150,002
17,730	Healthy Roster, Inc. (a)(b)(c)	65,953

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	PREFERRED STOCK - 32.5% - Continued
756,811	Journeyfront, Inc. - Series A (a)(b)(c)	$150,000
1,020,351	Journeyfront, Inc. - Seed Series (a)(b)(c)	202,234
348,553	Letterhead, Inc. - Seed Series 1 (a)(b)(c)	460,090
428,107	Letterhead, Inc. - Pre-Seed Series (a)(b)(c)	565,101
316,155	Letterhead, Inc. - Seed Series 2 (a)(b)(c)	417,325
135,900	MASV, Inc. (a)(b)(c)	293,877
54,391	Narratize, Inc. - Series Seed 1 (a)(b)(c)	75,000
124,494	Narratize, Inc. - Series Seed 2 (a)(b)(c)	171,665
239,435	OpStart Growth, Inc. (a)(b)(c)	200,000
286,533	Ottonomy, Inc. - Seed Series (a)(b)(c)	346,103
413,942	Ottonomy, Inc. - Series A (a)(b)(c)	500,001
104,395	Out of Office, Inc. (a)(b)(c)	100,000
119,362	Passage, Inc. - Series Seed (a)(b)(c)	79,125
1,302,669	Passage, Inc. (a)(b)(c)	863,503
51,411	Energy Club Holdings (PeaTos) - Seed Series (a)(b)(c)	-
200,000	Energy Club Holdings (PeaTos) - Series A (a)(b)(c)	-
115,199	Quiver Quantitative, Inc. - Seed Series (a)(b)(c)	199,999
177,352	Quiver Quantitative, Inc. - Pre-Seed Series (a)(b)(c)	307,904
347,209	Ranked Media, Inc. (a)(b)(c)	250,000
53,353	ReadySet Surgical, Inc. (a)(b)(c)	45,884
208,014	Resonado, Inc. - Seed Series (a)(b)(c)	21
772,917	Resonado, Inc. - Series A (a)(b)(c)	77
664,297	Science Retail, Inc. dba Science on Call (a)(b)(c)	150,000
42,176	Scription - Series 3 Seed (a)(b)(c)	539,208
7,821	Scription - Series 6 Seed (a)(b)(c)	99,989
204,083	SmartRIA - Seed Plus B Preferred (a)(b)(c)	26,959
51,903	SmartRIA - Seed Plus C Preferred (a)(b)(c)	10,110
79,618	SmartRIA - Series AA Investor Preferred (a)(b)(c)	16,850
28,248	SmartRIA - Series Seed Plus A Preferred (a)(b)(c)	3,370
311,880	Dr Pino Inc dba Snoots (a)(b)(c)	267,145
413,028	Softdrive Technologies Group Inc. (a)(b)(c)	175,000
551	MRC Impact, LLC (a)(b)(c)	108,958
134,405	TCare, Inc. - Series A (a)(b)(c)	128,773
413,565	TCare, Inc. - Seed Series (a)(b)(c)	396,234
492,902	Signal Cortex, Inc. dba TonDone (a)(b)(c)	58,594
146,972	TripScout, Inc. - Pre-Seed Series (a)(b)(c)	176,663
204,673	TripScout, Inc. - Seed Series (a)(b)(c)	246,021
70,299	Venture360/LIQUIFI (a)(b)(c)	511,060
68,778	Venture360, Inc - Series A-2 (a)(b)(c)	500,000
2,398	Visible, Inc. - Pre-Seed Series (a)(b)(c)	19,035
11,269	Visible, Inc. - Seed Series (a)(b)(c)	89,452
11,628	Visible, Inc. - Bridge Series (a)(b)(c)	92,302
3,779	Visible.VC (a)(b)(c)	29,997
248,085	Warp World, Inc. (a)(b)(c)	100,000

	TOTAL PREFERRED STOCK - (Cost $12,035,329)	14,145,945

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Fair Value
	SIMPLE AGREEMENT FOR FUTURE EQUITY - 29.7%
100,000	4Degrees AV Inc (Seed 1) - 02/10/2020 (a)(b)(c)	$100,000
100,000	4Degrees AV Inc (Seed 2) - 06/20/2023 (a)(b)(c)	100,000
200,000	Abra, Inc. (a)(b)(c)	200,000
150,000	Acricycle Global, Inc. (a)(b)(c)	1
200,000	Banrion Capital Management (a)(b)(c)	200,000
100,000	Get Bizzy, Inc. (Series A) (a)(b)(c)	192,494
300,000	Get Bizzy, Inc. (Seed) (a)(b)(c)	3,769,857
200,000	Branded Hospitality Group (a)(b)(c)	200,000
250,000	A&C Snacks LLC dba Brass Roots (a)(b)(c)	10
250,000	Ownors Technologies Inc. (a)(b)(c)	250,000
100,000	Campus Ink, Inc. (Pre-seed) - 08/31/2022 (a)(b)(c)	321,394
150,000	Campus Ink, Inc. (Seed) - 09/20/2023 (a)(b)(c)	276,047
100,000	Card.io, Inc. (a)(b)(c)	100,000
250,000	Chezuba Corp. (a)(b)(c)	187,500
100,000	Creators and Makers, Inc. (Seed 1) -12/12/2023 (a)(b)(c)	100,000
100,000	Creators and Makers, Inc. (Seed 2) - 02/20/2024 (a)(b)(c)	100,000
200,000	Drypowder, Inc. (a)(b)(c)	200,000
250,000	Ebombo, Inc. (a)(b)(c)	250,000
100,000	FirstIgnite LTD (Pre-seed) - 10/27/2020 (a)(b)(c)	417,857
150,000	FirstIgnite LTD (Seed) - 09/02/2021 (a)(b)(c)	192,857
50,000	Frenter.com, Inc. (Pre-seed) - 11/23/2021 (a)(b)(c)	5
200,000	Frenter.com, Inc. (Seed) - 04/27/2022 (a)(b)(c)	5
125,000	Gooder AI, Inc. (a)(b)(c)	125,000
250,000	Houski, Inc. (a)(b)(c)	250,000
150,000	INTRVL LLC (a)(b)(c)	150,000
500,000	Kartel.AI (a)(b)(c)	500,000
250,000	Kommu (a)(b)(c)	187,500
100,000	Langar Holdings Inc. (a)(b)(c)	100,000
200,000	Medicaidsoft, Inc. (a)(b)(c)	200,000
200,000	The Nonsense Company, Inc. (Pre-seed 2) - 02/01/2024 (a)(b)(c)	200,000
100,000	The Nonsense Company, Inc. (Pre-seed 1) - 02/01/2023 (a)(b)(c)	100,000
250,000	Omnee Technologies Corp. (a)(b)(c)	250,000
300,000	PARKPAYUSA, INC (a)(b)(c)	300,000
200,000	Parrott Finance Inc. (a)(b)(c)	200,000
250,000	Passage, Inc. (a)(b)(c)	250,000
100,000	Petal (a)(b)(c)	18,765
500,000	PureCode Software, Inc. (a)(b)(c)	500,000
200,000	Cognata dba Qooper (a)(b)(c)	200,000
75,000	Core Supplement, LLC (Pre-seed 3) - 05/04/2023 (a)(b)(c)	75,000
75,000	Core Supplement, LLC (Pre-seed 2) - 12/15/2021 (a)(b)(c)	75,000
100,000	Core Supplement, LLC (Pre-seed 1) - 07/21/2020 (a)(b)(c)	100,000
250,001	Rescription, Inc. (a)(b)(c)	187,500
100,000	Revnest (a)(b)(c)	100,000
100,000	Savetic, Inc. (a)(b)(c)	100,000
200,000	Serpa Cloud, Inc. (a)(b)(c)	100,000

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)				Fair Value
	SIMPLE AGREEMENT FOR FUTURE EQUITY - 29.7% - Continued
100,000	Shadowscape, Inc. (a)(b)(c)			$75,000
592,682	Spruce Software Inc. (a)(b)(c)			592,682
75,000	Stacks, Inc (a)(b)(c)			75,000
100,000	Stagetime, Inc. (a)(b)(c)			100,000
200,000	Smart Family Tech, Inc dba Support Pay (a)(b)(c)			200,000
100,000	ThinkRisk Inc. (a)(b)(c)			100,000
150,000	Whipz (a)(b)(c)			150,000
250,000	Worklyfe, Inc. (a)(b)(c)			187,500

	TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY - (Cost $13,029,478)			12,906,974

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE NOTES - 21.1%
50,000	Angler Labs (a)(b)(c)(e)			-
100,000	Cary Rx Inc. (a)(b)(c)			3,334,096
250,000	Cary Rx Inc. (a)(b)(c)			5,063,479
100,000	Cusa Tea, Inc. (a)(b)(c)			17,469
50,000	GoSite, Inc. (a)(b)(d)	12.00	11/30/26	22,001
50,000	Hatch Apps (a)(b)(d)(e)	8.00	11/08/27	64,086
66,285	Healthy Roster, Inc. (a)(b)(d)(e)	8.00	09/23/27	70,353
100,000	Native Agtech, Inc. (a)(b)(d)(e)	8.00	12/22/25	103,186
100,000	Neopenda, PBC (a)(b)(d)(e)	5.00	06/22/25	75,123
100,000	Energy Club Holdings (PeaTos) (a)(b)(d)	18.00	01/24/27	24,904
250,000	Translator, Inc. (a)(b)(d)(e)	6.00	03/30/25	236,303
250,000	UnBox The Dress (a)(b)(d)(e)	5.00	11/20/25	172,021

	TOTAL CONVERTIBLE NOTES - (Cost $9,455,497)			9,183,021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS - 4.6%
1,239	Fidelity MSCI Information Technology Index ETF			244,455
989	Invesco QQQ Trust Series 1			545,572
1,655	The Technology Select Sector SPDR Fund			419,096
6,028	SPDR S&P Kensho New Economies Composite ETF			327,923
44,000	Langar Global HealthTech ETF			458,480

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $1,846,200)			1,995,526

Shares
	DERIVATIVES - 0.0%
	Warrants - 0.0%
269,223	Langar Holdings Inc. - Warrants (a)(b)(c)			-
12,500	Volato Group, Inc. - Warrants (c)			319

	TOTAL DERIVATIVES - (Cost $226)			319

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 10.3%
	Money Market Funds - 10.3%
4,483,427	Goldman Sachs Financial Square Government Fund, Institutional Class (f)	4.19	$4,483,427

	TOTAL SHORT TERM INVESTMESTS - (Cost $4,483,427)		4,483,427

	TOTAL INVESTMENTS - 100.3% - (Cost $41,504,503)		43,644,027
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(111,918)
	NET ASSETS - 100.0%		$43,532,109

Inc.	- Incorporated
dba	- doing business as
LLC	- Limited Liability Company
LTD	- Limited Company

(a)	Restricted security
(b)	Level 3 securities fair valued using significant unobservable inputs
(c)	Non-Income Producing
(d)	PIK denotes that all or a portion of the income is paid in-kind in the form of additional principal.
(e)	Convertible note is currently in default. Adviser has elected to not remedy as of June 30, 2025.
(f)	Rate disclosed represents the seven day yield as of June 30, 2025.